Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

11. Accrued Expenses and Other Liabilities

	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Payroll payables	271,265	108,407
Accrued professional fees	82,100	52,219
Accrued audit fees	-	14,035
Reimbursable payables（1）	2,159,978	516,645
Accrued occupancy expenses	23,100	-
Accrued expenses and other liabilities	2,536,443	691,306

(1)	Reimbursable payables primarily consist of expenses paid on behalf of due to Guangzhou 3E Network and Guangzhou Sanyi Network.

Guangzhou 3E Network was formerly a subsidiary of the Company and was disposed of on March 21, 2025. As of December 31, 2025 and June 30 2025, the outstanding balance of intercompany reimbursement payables arising from expenses settled on behalf of the counterparty prior to disposal amounted to $529,244 and $516,645.

Guangzhou Sanyi Network was formerly a subsidiary of the Company. It became an associate of the Company after the Company disposed of its controlling equity interest on March 21, 2025. The Company disposed of its remaining equity interest in Guangzhou Sanyi Network on December 25, 2025, completing the full disposal of the entity. As of December 31, 2025, the outstanding balance of intercompany reimbursement payables arising from expenses settled on behalf of the counterparty prior to disposal amounted to $1,630,734.

9. Accrued Expenses and Other Liabilities

	As of June 30,
	2025	2024	2023
	US$	US$	US$
Payroll payables	108,407	-	-
Accrued professional fees	52,219	-	2,204
Accrued audit fees	14,035	-	-
Reimbursable payables	516,645	-	-
Accrued expenses and other liabilities	691,306	-	2,204